CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ 12,898,082
Adjustments to reconcile net loss to net cash used in operating activities:
Loss (gain) on change in estimated fair value of warrants	(7,602,367)
Changes in operating assets and liabilities:
Net cash used in operating activities	(446,644)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	176,006
Cash flows from financing activities:
Net decrease (increase) in cash	(270,638)
Cash - Beginning of period	491,827
Cash - End of period	221,189	$ 491,827
Gelesis
Cash flows from operating activities:
Net loss	(93,347,000)	(25,905,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	2,267,000	2,267,000
Reduction in carrying amount of right-of-use assets	449,000	375,000
Depreciation	1,524,000	512,000
Stock-based compensation	5,532,000	4,808,000
Unrealized loss on foreign currency transactions	(37,000)	(589,000)
Noncash interest expense	173,000
Accretion on marketable securities	(1,000)	(6,000)
Amortization/accretion on long-term assets and liabilities, net		(4,000)
Loss (gain) on change in estimated fair value of warrants	7,646,000	1,466,000
Change in the fair value of convertible promissory notes	128,000
Change in fair value of One S.r.l. call option	1,024,000
Gain on extinguishment of debt		(297,000)
Gain on extinguishment of preferred stock warrant		(157,000)
Change in fair value of trance rights liability		(256,000)
Deferred tax expense on intangible asset (see Note 11)		1,810,000
Changes in operating assets and liabilities:
Account receivables	70,000	(729,000)
Grants receivable	(1,723,000)	(6,779,000)
Prepaid expenses and other current assets	(8,029,000)	(3,281,000)
Inventories	(8,645,000)	(3,928,000)
Other assets	107,000	(3,583,000)
Accounts payable	2,604,000	4,085,000
Accrued expenses and other current liabilities	8,709,000	151,000
Operating lease liabilities	(440,000)	(358,000)
Deferred income	33,140,000	8,242,000
Other long-term liabilities	(6,442,000)	165,000
Net cash used in operating activities	(55,291,000)	(21,991,000)
Cash flows from investing activities:
Purchases of property and equipment	(19,917,000)	(32,212,000)
Maturities (purchases) of marketable securities	24,000,000	(23,993,000)
Net cash provided by (used in) investing activities	4,083,000	(56,205,000)
Cash flows from financing activities:
Principal repayment of notes payable	(302,000)	(192,000)
Proceeds from the exercise of warrants	10,000
Proceeds from the issuance of convertible promissory notes	27,000,000
Proceeds from issuance of promissory notes (net of issuance costs of $207 and $751, respectively)	5,679,000	28,939,000
Proceeds from issuance of redeemable convertible preferred stock (net of issuance costs of $0 and $329, respectively)		48,815,000
Proceeds from exercise of share-based awards	146,000	12,000
Proceeds from issuance of noncontrolling interest		11,349,000
Net cash provided by financing activities	32,533,000	88,923,000
Effect of exchange rates on cash	(1,072,000)	1,643,000
Net decrease (increase) in cash	(19,747,000)	12,370,000
Cash - Beginning of period	48,144,000	35,774,000
Cash - End of period	28,397,000	48,144,000
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expense	1,712,000	1,818,000
Deferred financing costs included in accounts payable and accrued expense	773,000
Supplemental cash flow information:
Lease liabilities arising from obtaining right-of-use assets	305,000
Interest paid on notes payable	$ 1,578,000	$ 274,000